BUSINESS COMBINATIONS - Purchase price consideration (Details) - USD ($)	May 18, 2021	Feb. 12, 2020
Harper & Jones LLC
Business Acquisition [Line Items]
Purchase price consideration	$ 11,947,058
Cash	500,000
Common stock	8,025,542
Contingent consideration	3,421,516
Purchase price consideration	$ 11,947,058
Bailey
Business Acquisition [Line Items]
Purchase price consideration		$ 15,500,000
Purchase price consideration		15,500,000
Series B Preferred Stock | Bailey
Business Acquisition [Line Items]
Purchase price consideration		11,000,000
Purchase price consideration		11,000,000
Promissory note payable | Bailey
Business Acquisition [Line Items]
Purchase price consideration		4,500,000
Purchase price consideration		$ 4,500,000